PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
Property and equipment	$ 524,743	$ 518,133
Less: Accumulated Depreciation	(69,658)	0
Football Equipments [Member]
Property and equipment	583,401	507,133
Office Equipment [Member]
Property and equipment	$ 11,000	$ 11,000
Estimated useful life	1 year
Minimum [Member] | Football Equipments [Member]
Estimated useful life	1 year
Maximum [Member] | Football Equipments [Member]
Estimated useful life	5 years